CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows provided by (used in) operating activities:
Amortization of expense related to stock benefit plans	$ 128	$ 419	$ 362
Gain on sale of investment securities	(1,051)	(36)
Increase (decrease) in cash due to changes in Prepaid expenses and other assets	378	(1,059)	265
Accounts payable and other liabilities	506	(1,692)	2,118
Prepaid federal income taxes
Current	1,272	(92)	236
Deferred	979	518	696
Net cash provided by (used in) operating activities	5,470	6,929	7,175
Cash flows provided by (used in) investing activities:
Purchase of corporate securities		1,920
Proceeds from sale of investment securities	9,139	7,036
Net cash flows provided by (used in) investing activities	39,754	26,734	(37,535)
Cash flows provided by (used in) financing activities:
Stock option expense, net	71	23	22
Stock options exercised	(33)
Common stock repurchased	(1,450)	(8,581)
Common stock issued	144
Dividends paid	(2,367)	(2,437)	(2,351)
Net cash provided by (used in) financing activities	(24,897)	(36,665)	10,334
Net increase in cash and cash equivalents	20,327	(3,002)	(20,026)
Cash and cash equivalents at beginning of period	22,112	25,114	45,140
Cash and cash equivalents at end of period	42,439	22,112	25,114
Cheviot Financial Corp
Cash flows provided by (used in) operating activities:
Net earnings for the year	3,079	1,432	3,355
Equity in undistributed earnings of Cheviot Savings Bank	(2,785)	(1,546)	(3,534)
Amortization of expense related to stock benefit plans	(14)	419	362
Gain on sale of investment securities	(795)
Dividend from Cheviot Savings Bank	2,600	1,583	3,000
Increase (decrease) in cash due to changes in Prepaid expenses and other assets		737	(504)
Accounts payable and other liabilities	(16)	10	(48)
Prepaid federal income taxes
Current	121	(78)	(575)
Deferred
Net cash provided by (used in) operating activities	2,190	2,557	2,056
Cash flows provided by (used in) investing activities:
Purchase of corporate securities		(1,920)
Proceeds from sale of investment securities	2,715
Capital investment in Cheviot Savings Bank			(16,616)
Net cash flows provided by (used in) investing activities	2,715	(1,920)	(16,616)
Cash flows provided by (used in) financing activities:
Stock option expense, net	71	23	22
Stock options exercised	(33)
Common stock repurchased	(1,450)	(8,581)
Common stock issued	144
Proceeds for stock offering, net of costs			22,133
Shares acquired for stock benefit plans			(1,496)
Dividends paid	(2,367)	(2,437)	(2,351)
Net cash provided by (used in) financing activities	(3,635)	(10,995)	18,308
Net increase in cash and cash equivalents	1,270	(10,358)	3,748
Cash and cash equivalents at beginning of period	6,354	16,712	12,964
Cash and cash equivalents at end of period	$ 7,624	$ 6,354	$ 16,712